Dividends - Summary of Dividends (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends Paid [abstract]
Interim -Nil (2017: Nil, 2016: RMB5.1 cents) per ordinary share		¥ 738
Proposed final -RMB5.1 cents (2017: RMB5.1 cents, 2016: RMB4.9 cents) per ordinary share	¥ 740	709
Dividends	¥ 740	¥ 1,447